Dsiclosure Of Compensation Related Costs Share Based Payments [TextBlock]	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Disclosure Of Compensation Related Costs Share Based Payments Text Block

Note 17 - Stock-Based Compensation

In March 2011, the Compensation Committee of the Company’s Board of Directors approved the grant of 496,600 shares of restricted stock awards under the 2007 Incentive Stock Plan, as amended, to certain employees and members of the Board of Directors.

 The restricted stock grants made to the employees, totaling 291,600 shares, vested with respect to 25% of the award upon grant, and will vest in equal annual installments over a three year period from the grant date with respect to the remaining 75% of the award.  These grants were made in lieu of the Long Term Incentive Plan component of the Company’s 2011 Bonus Plan for those individuals who received shares of restricted stock.

Additionally, the Compensation Committee also approved the grant of (a) 1,000 shares of restricted stock under the 2007 Incentive Stock Plan to each director, other than the Chairman and Vice Chairman, and (b) 100,000 shares of restricted stock to each of the Chairman and Vice Chairman, or a total of 205,000 shares to all members of the Board of Directors.  During the second quarter, on June 17, 2011, the Company granted 1,000 shares in a restricted stock award to a newly-appointed member of the Board of Directors.  The restricted stock grants to the Company’s directors will vest on the earlier of one year from the date of grant or upon the recipient ending his service as a director of the Company, subject to the terms thereof.

Of the total granted shares, 473,784 were issued, which reflects a reduction for those shares foregone by certain employees, at their option, for state and federal income tax obligations attributable to the vesting of the first 25% of the shares.

Compensation expense is measured based on the fair value of the share-based awards on the grant date and recognized in the statement of operations on a straight-line basis over the requisite service period, which is the vesting period.

The fair value of the restricted shares was determined based upon the NASDAQ price per share on the dates of grant; $10.77 on March 14, 2011 and $13.33 on June 17, 2011.

The Company has recognized compensation expense related to the restricted shares of $0.7 million and $1.7 million for the three and six months ended June 30, 2011, respectively. Unearned compensation expense related to restricted shares at June 30, 2011 is $3.6 million, which is net of an estimated 5% forfeiture rate.  This amount will be recognized over the remaining vesting period of the restricted shares.